Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	DREYFUS ULTRA SHORT INCOME FUND
Central Index Key	0000804887
Amendment Flag	false
Document Creation Date	Mar. 27, 2018
Document Effective Date	Mar. 29, 2018
Prospectus Date	Mar. 29, 2018
Class D & Z Prospectus | DREYFUS ULTRA SHORT INCOME FUND | Class Z
Prospectus:
Trading Symbol	DSIGX
Class D & Z Prospectus | DREYFUS ULTRA SHORT INCOME FUND | Class D
Prospectus:
Trading Symbol	DSDDX
Institutional Shares Prospectus | DREYFUS ULTRA SHORT INCOME FUND | Institutional Shares
Prospectus:
Trading Symbol	DSYDX